Concentration Risk	12 Months Ended
Dec. 31, 2015
Concentration Risk [Abstract]
CONCENTRATION RISK

NOTE 11 - CONCENTRATION RISK:

Major customers and vendors are defined as those from whom the Group derives at least 10% of its revenues and cost of revenues, respectively.

During 2015, 2014 and 2013, revenues from the major customers reflected 91% (three customers), 83% (three customers) and 82% (two customers) of the total consolidated revenues, respectively.

During 2015, 2014 and 2013, the cost of revenues from major vendors reflected 70% (three vendors), 79% (three vendors) and 48% (two vendors) of the total consolidated cost of revenues, respectively.